Goodwill and Intangibles	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Goodwill and Intangibles	Goodwill and Intangibles

	Goodwill	Brands	Computer software	Customer relationships	Total
	€m	€m	€m	€m	€m
Cost
Balance at December 31, 2018	1,861.0	2,051.1	25.4	31.0	3,968.5
Acquisitions through business combinations	1.9	—	—	—	1.9
Additions	—	—	4.8	—	4.8
Disposals	—	—	(0.1)	—	(0.1)
Effect of movements in foreign exchange	—	—	(0.3)	—	(0.3)
Balance at December 31, 2019	1,862.9	2,051.1	29.8	31.0	3,974.8
Acquisitions through business combinations	75.6	24.4	0.1	—	100.1
Additions	—	—	8.8	—	8.8
Effect of movements in foreign exchange	(0.5)	5.3	0.3	—	5.1
Balance at December 31, 2020	1,938.0	2,080.8	39.0	31.0	4,088.8

	Goodwill	Brands	Computer software	Customer relationships	Total
	€m	€m	€m	€m	€m
Accumulated amortization and impairment
Balance at December 31, 2018	—	2.7	10.6	7.0	20.3
Amortization	—	1.7	4.7	2.2	8.6
Effect of movements in foreign exchange	—	—	(0.1)	—	(0.1)
Balance at December 31, 2019	—	4.4	15.2	9.2	28.8
Amortization	—	1.2	4.4	2.2	7.8
Effect of movements in foreign exchange	—	—	0.1	—	0.1
Balance at December 31, 2020	—	5.6	19.7	11.4	36.7
Net book value December 31, 2018	1,861.0	2,048.4	14.8	24.0	3,948.2
Net book value December 31, 2019	1,862.9	2,046.7	14.6	21.8	3,946.0
Net book value December 31, 2020	1,938.0	2,075.2	19.3	19.6	4,052.1

Amortization of €7.8 million (December 31, 2019: €8.6 million; December 31, 2018: €7.0 million) is included in ‘other operating expenses’ in the Consolidated Statement of Profit or Loss.
The Company’s goodwill, brand and customer relationships values have been allocated based on the enterprise value at acquisition of each cash generating unit (“CGU”). Goodwill is monitored at an operating segment level. As required by IAS 36 'Impairment of Assets', an annual review of the carrying amount of the goodwill and the indefinite life brands is carried out to identify whether there is any impairment to these carrying values. This is done by means of comparison of the carrying values to the value in use of the CGU. Value in use is calculated as the net present value of the projected risk-adjusted cash flows of each CGU.
Key assumptions
The values for the key assumptions relating to the annual review of the carrying amount of goodwill and indefinite life brands were arrived at by taking into consideration detailed historical information and comparison to external sources where appropriate, such as market rates for discount factors.

•Budgeted cash flows: the calculation of value in use has been based on the cash flow forecasts by management for 2021 to 2023. The trends in these forecasts have been extrapolated to produce 2024 and 2025 forecast cash flows. Beyond 2025 the same assumptions have been applied for future periods in the absence of longer term detailed forecasts. These plans have been prepared and approved by management, and incorporate past performance of the entities acquired in the period, historical growth rates and projections of developments in key markets.
•Revenue: projected revenues are built up with reference to markets and product platforms. They incorporate past performance, historical growth rates and projections of developments in key markets.
•Profit margins: projected margins reflect historical performance.
•Capital expenditure forecast reflects expected expenditure requirements and includes an allowance for the replacement of leased right-of-use assets.
•Discount rate: a pre-tax discount rate of 5.8% (2019: 7.1%) was applied to the cash flows. This discount rate has been calculated using a capital asset pricing model using observable market data, including the share price of Nomad Foods Limited.
•Long-term growth rates: the growth rate used in the testing after the detailed forecasting period was 1.0% (2019: 1.0%). These rates do not reflect the long-term assumptions used by the Company for investment planning.
Sensitivity to changes in assumptions
Impairment was not required at either December 31, 2020, or December 31, 2019. In each case the valuations derived from the discounted cash flow model indicate a sufficient amount of headroom for which any reasonably possible change to key assumptions is unlikely to result in an impairment of the related goodwill.